Income tax (Tables)	12 Months Ended
Mar. 31, 2014
Income tax
Schedule of Income before Income Tax Expense
	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

The PRC	179,654	260,462	316,933	50,982
Non-PRC	(28,055)	(102,277)	(126,009)	(20,270)
Income before income tax expense	151,599	158,185	190,924	30,712

Schedule of Income Tax (Benefit) Expense
	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Current tax expense	14,405	38,737	50,000	8,043
Deferred tax benefit	(4,771)	(194)	8,398	1,351
Total income tax expense	9,634	38,543	58,398	9,394

Schedule of the Reconciliation between the Statutory rate and the Effective tax rate
	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Income before income tax expense	151,599	158,185	190,924	30,712

Computed “expected” tax expense	37,900	39,546	47,731	7,678
Non-PRC entities not subject to income tax	7,014	25,569	31,502	5,068
PRC dividend withholding tax	—	—	9,887	1,590
Non-taxable income	(1,804)	—	(1,874)	(301)
Effect of change in tax rates	(14,674)	—	—	—
Tax rate differential, preferential rate	(19,779)	(26,015)	(29,011)	(4,667)
Others	977	(557)	163	26
Actual income tax expense	9,634	38,543	58,398	9,394

Schedule of Deferred Tax Assets and Liabilities
	March 31,
	2013	2014	2014
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	4,719	6,812	1,096
Non-current accounts receivable	5,754	6,406	1,030
Property, plant and equipment	1,616	—	—
Inventories	2,513	2,293	369
Tax loss	2,011	—	—
Others	798	1,226	197
Net deferred tax assets	17,411	16,737	2,692

Deferred tax liabilities:
Deferred revenue	(105)	(96)	(15)
Property, plant and equipment	—	(4,988)	(802)
PRC dividend withholding tax	—	(3,900)	(627)
Intangible assets	(31,293)	(30,138)	(4,848)
Deferred tax liabilities	(31,398)	(39,122)	(6,292)

Net deferred tax liabilities	(13,987)	(22,385)	(3,600)

Classification on consolidated balance sheets
Current deferred tax assets	5,454	7,664	1,233
Current deferred tax liabilities	—	(3,900)	(627)
Non-current deferred tax assets	3,727	1,789	288
Non-current deferred tax liabilities	(23,168)	(27,938)	(4,494)
Net deferred tax liabilities	(13,987)	(22,385)	(3,600)